Fair Value Assets Accounted for Recurring Basis (Detail) (Significant Unobservable Inputs, Level 3 [Member], USD $)	12 Months Ended
Dec. 31, 2010
Significant Unobservable Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments, Beginning balance	$ 1
Realized and unrealized losses included in net loss	150,557,529
Realized and unrealized losses included in other comprehensive loss
Purchases, sales, issuances and settlements	73,123,016
Reclassification to equity	$ (223,680,546)